Trade and Other Payables (Tables)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of trade and other payables
	March 31, 2022	December 31, 2021
Legal and IP advisory fees payable	$1,860,884	$1,233,070
Research and development services	1,079,372	50,088
Supply and manufacturing fees payable	489,566	183,298
Other consulting and advisory services	173,289	71,938
Other payables	213,453	30,896
Total	$3,816,564	$1,569,290

December 31, 2021
Legal and IP advisory fees payable	$1,233,070
Supply and manufacturing fees payable	195,378
Other payables	140,842
Total	$1,569,290